Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name	dei_EntityRegistrantName	PUTNAM INTERNATIONAL EQUITY FUND /MA/
Central Index Key	dei_EntityCentralIndexKey	0000868648
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2014
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014